Long-term debt and interest and other costs - Estimated Fair Value of Eurobonds (Detail) - Eurobonds - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal amount	€ 4,500.0	€ 3,000.0
Carrying amount	4,614.5	3,098.1
Long-term debt	4,798.8	3,247.7
Amortized Costs Eurobonds
Debt Instrument [Line Items]
Carrying amount	4,474.1	2,983.2
Fair Value Adjustment Interest Rate Swaps
Debt Instrument [Line Items]
Carrying amount	€ 140.4	€ 114.9